Other Income - Additional information (Details) £ in Thousands, $ in Millions			12 Months Ended
	Nov. 15, 2023 GBP (£)	Nov. 15, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Jan. 01, 2023 grant
Disclosure of joint ventures [line items]
Number of grants operated | grant						4
Grant income			£ 1,249	£ 1,819	£ 2,096
Grants, maximum amount receivable				£ 561
Open Philanthropy Project LLC
Disclosure of joint ventures [line items]
Grant income	£ 1,895	$ 2.3